Note 19 - Income Taxes	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
19.	INCOME TAXES

The income taxes recognized in the consolidated statements of income and comprehensive income are as follows:

	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Deferred tax expense	(5,038)	(5,577)
Total income tax expense	(5,038)	(5,577)

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Income for the year before income taxes	82,817	54,236
Statutory tax rate	27%	27%

Income tax (expense) computed at statutory rates	(22,360)	(14,644)
Share issuance costs	-	1,050
Share based compensation	(1,016)	(762)
Mexican inflationary adjustments	542	788
Differing effective tax rate on loss in foreign jurisdiction	(2,656)	(1,904)
Equity accounted earnings from Investment in Juanicipio	33,986	22,398
Withholding tax on planned foreign earnings repatriation	(10,767)	(6,123)
Flow-through shares obligations	513	(3,814)
Unrecognized deferred tax assets	7,348	(21,072)
Impact of foreign exchange and other	(10,287)	17,055
Other	(341)	1,451
Total income tax (expense) benefit	(5,038)	(5,577)

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at December 31, 2024 and 2023 are as follows:

	December 31,	December 31,
	2024	2023
	$	$
Deferred income tax assets
Non-capital losses	5,183	3,232
	5,183	3,232

Deferred income tax liabilities
Exploration and evaluation assets	(6,114)	(5,444)
Investment in Juanicipio	(10,767)	(6,123)
Financing costs	(6)	(26)
Unrealized capital gain on foreign exchange	(1,832)	(137)
	(18,719)	(11,730)

Net deferred income tax liability	(13,536)	(8,498)

The Company's movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2024	2023
	$	$
At January 1	(8,498)	(2,921)
Deferred income tax (expense) benefit through income statement	(5,038)	(5,577)
At December 31	(13,536)	(8,498)

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31,		December 31,
	2024	expiry dates	2023
	$		$
Non-capital losses	119,688	2026-2045	163,349
Exploration and evaluation assets	14,478	no expiry	16,559
Financing fees	2,697	2045-2047	5,109
Other	2,889	no expiry	3,002
Total	139,752		188,019

At December 31, 2024, the Company has non-capital loss carry forwards in Canada aggregating $62,969 ( December 31, 2023: $61,207) which expire over the period between 2026 and 2044, available to offset future taxable income in Canada.

At December 31, 2024, the Company has non-capital loss carry forwards in Mexico aggregating $71,034 ( December 31, 2023: $100,880) which expire over the period between 2026 and 2033, available to offset future taxable income in Mexico.

At December 31, 2024, the Company has non-capital loss carry forwards in the United States of America aggregating $5,808 ( December 31, 2023: $1,262) available to offset future taxable income in United States.